Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of consolidated financial statements
Subsidiaries and VIEs	Place incorporated	Ownership percentage
CACM	New York, USA	100%
BVI-ACM	British Virgin Island	100%
China-ACMH	Beijing, China	100%
Xin Ao	Beijing, China	VIE

Schedule of carrying amount of the VIE's assets and liabilities
	December 31,	June 30,
	2019	2019
	(Unaudited)
Current assets	$50,288,070	$52,147,926
Property, plants and equipment	1,047,617	1,659,520
Total assets	51,335,687	53,807,446

Liabilities	(56,028,809)	(52,161,353)
Intercompany payables*	(7,227,437)	(7,328,943)
Total liabilities	(63,256,246)	(59,490,296)
Net (deficit)	$(11,920,559)	$(5,682,850)

*	Payables to China-ACMH and BVI-ACM have been eliminated in consolidation.

Schedule of estimated useful lives of assets
Useful life
Transportation equipment	7-10 years
Plant and machinery	10 years
Office equipment	5 years
Buildings and improvements	3-20 years